Revenue, Other Income and Other Gain - Schedule of Amount of Revenue Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amount of Revenue Recognized [Line Items]
Revenue recognized			$ 895
Digital solutions services [Member]
Schedule of Amount of Revenue Recognized [Line Items]
Revenue recognized			$ 895